UNITED STATES SECURITIES AND EXCHANGE COMMISSION
		Washington, DC 20549
		FORM 13F
		FORM 13F Cover Page

This amendment (check only one): [ ] is a restatement
                                 [ ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: TRAFALGAR ASSET MANAGERS LTD
Address: 55 Baker St
London W1U 8EW, United Kingdom

Form 13f - File Number: 028-11791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person signing this report of the Reporting Manager:

Name: Mr N. Turdean
Title: Compliance Officer
Phone: +44-207-563-9401

Signature, Place and Date of Signing

Nick Turdean
London
AUGUST 2, 2010.
_______________

REPORT TYPE

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13f NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s)).
List of other Managers reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

REPORT SUMMARY
______________

NUMBER OF OTHER INCLUDED MANAGERS:	0
FORM 13F INFORMATION TABLE ENTRY TOTAL: 23
FORM 13F INFORMATION TABLE VALUE TOTAL:	$95,047.70 (thousands)


FORM 13F INFORMATION TABLE
__________________________

COL 1                   COL 2 COL 3    COL 4      COL 5         COL6 COL7  COL8
_______________________________________________________________________________
ISSUER  	        TITLE     		  SHS     SH/PUT           VOT
		        OF	       VALUE	  OR	  PRN/	INV  OTHER AUTH
		        CLASS CUSIP    (X$1000)   PRN AMT CALL  DISC MGRS  SOLE
_______________________________________________________________________________

Goldman Sachs Grp 	Com  38141G104 590.72    4,500 	 SH     yes  no   sole
BHP Billiton PLC	ADR  05545E209 2,502.86  48,656  ADR    yes  no   sole
Airgas Inc	        Com  009363102 3,900.06  62,702  SH     yes  no   sole
Playboy Enterprises	Com  728117300 1,973.96  469,990 SH     yes  no   sole
Wells Fargo & Co	OPT  949746951 5,120.00  200,000 PUT    yes  no   sole
Alcon Inc		OPT  H01301902 10,966.06 74,000  CALL	yes  no   sole
Am Italian Pasta Co	com  027070101 4,097.43  77,500  SH     yes  no   sole
Apache Corp      	Com  037411105 1,262.85  15,000  SH	yes  no   sole
Casey's Gen Stores Inc	Com  147528103 8,438.82  241,800 SH	yes  no   sole
Double-Take Sftwre Inc	Com  258598101 996.55 	 95,000  SH     yes  no   sole
Gerdau Ameristeel Corp	Com  37373P105 7,194.00  660,000 SH     yes  no   sole
SPDR Gold Trust	Equity  OPT  78463V907 14,358.24 118,000 CALL	yes  no   sole
GLG Partners Inc	Com  37929X107 3,322.40  758,538 SH     yes  no   sole
GLG Partners Inc	WRT  37929X907 290.83 	 66,400  CALL	yes  no   sole
Mariner Energy Inc	OPT  56845T955 1,890.24  88,000  PUT	yes  no   sole
SonicWALL Inc	        Com  835470105 4,112.50  350,000 SH     yes  no   sole
Sybase Inc	        Com  871130100 16,145.60 249,700 SH     yes  no   sole
AIG US			OPT  026874904 1,549.80  45,000  CALL   yes  no   sole
BP PLC			ADR  055622904 1,429.56  49,500  CALL	yes  no   sole
Randgold Resources Ltd	ADR  752344909 3,790.00  40,000  CALL	yes  no   sole
MSCI Inc		Com  55354G100 0.03 	 1 	 CL A	yes  no   sole
TLCR US			OPT  874227951 464.20 	 22,000  PUT    yes  no   sole
Nat Bank of Greece SA	ADR  633643908 651.00 	 300,000 CALL	yes  no	  sole